LAW DEPARTMENT

Transamerica Occidental
Life
Insurance Company
1150 South Olive Street
Los Angeles, CA 90015

Telephone 213-742-3129
Fax 213-741-6623





May 4, 2007



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Transamerica Occidental Life Insurance Company - Separate Account VUL-5 Post-Effective Amendment No. 10 File Nos. 333-51916 and 811-10219


Commissioners:

On behalf of Transamerica Occidental Life Insurance Company's Separate Account VUL-5 ("Separate Account"), we are filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain contracts offered by the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus contained in the Form N-6 registration statement for the Separate Account (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on April 30, 2007.

Sincerely,


/s/DAVID M. GOLDSTEIN

David M. Goldstein
Senior Vice President